Derivative Financial Instruments	12 Months Ended
Dec. 31, 2017
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Derivative Financial Instruments

7. Derivative Financial Instruments

To mitigate the risks of future increases in interest rates and foreign exchange rates for the servicing of its debt, the Company has entered into interest-rate swap contracts in over-the-counter transactions carried out with financial institutions. No collateral is given as security in connection with these transactions. In 2017 the weighted-average interest rate of the total debt including the impact of interest rate derivatives held by the Company is 4.0% (3.7% and 3.9% in 2016 and 2015, respectively).

An analysis of the derivative financial instruments contracted by the Company at December 31, 2016 and 2017 is as follows:

	At December 31,
	2016				2017
Instrument	Notional amount in millions		Fair value		Notional amount in millions		Fair value
Assets:
Swaps US Dollar-Mexican peso	US$	—		—	US$	2,800	Ps.	4,766,102
Swaps Euro-Mexican peso		€70	Ps.	479,007		€—		—
Swaps Yen-US Dollar		¥13,000		430,044		¥13,000		521,270
Forwards US Dollar-Mexican peso	US$	—		—	US$	1,744		1,600,666
Forwards US Dollar-Brazilian real	US$	—		—	US$	100		44,280
Swaps Swiss Franc-US Dollar	CHF	—		—	CHF	475		178,710
Swaps Euro-Brazilian real		€—		—		€450		359,671
Interest rate swap	Ps.	—		—	Ps.	200		916
Forwards Euro-Brazilian real		€—		—		€400		330,427
Forwards US Dollar-Swiss franc	CHF	—		—	CHF	75		121,981
Forwards Euro-US Dollar		€—		—		€204		113,361

Total Assets				Ps. 909,051				Ps. 8,037,384

	At December 31,
	2016				2017
Instrument	Notional amount in millions		Fair value		Notional amount in millions		Fair value
Liabilities:
Interest rate swaps in Mexican peso	Ps.	15,750	Ps.	(131,998)	Ps.	—	Ps.	—
Forwards US Dollar-Mexican peso	US$	80		(99,228)	US$	—		—
Forwards Euro-US Dollar		€460		(1,142,155)		€—		—
Swaps Euro-US Dollar		€500		(1,807,332)		€—		—
Swaps US Dollar-Euro	US$	2,192		(698,917)	US$	2,092		(8,340,970)
Swaps Swiss franc-US Dollar	CHF	745		(745,263)	CHF	—		—
Swaps Pound sterling-Euro		£740		(2,585,890)		£740		(3,376,091)
Swap Pound sterling-US Dollar		£2,010		(5,961,324)		£2,010		(1,676,636)
Call spread option		€750		(155,950)		€750		(48,422)
Put option		€374		(2,379,434)		€374		(482,645)
Call spread option		€3,000		(1,877,256)		€3,000		(434,696)

Total liability			Ps.	(17,584,747)			Ps.	(14,359,460)

Non-current liability			Ps.	(3,448,396)			Ps.	(3,756,921)

Total current liability			Ps.	(14,136,351)			Ps.	(10,602,539)

The changes in the fair value of these derivative financial instruments for the years ended December 31, 2015, 2016 and 2017 amounted to a gain (loss) of Ps. 15,128,269, Ps. (9,622,233) and Ps. 8,192,567, respectively, and such amounts are included in the consolidated statements of comprehensive income as part of the caption “Valuation of derivatives interest cost from labor obligations and other financial items, net” and Ps. 37,011, Ps. 48,496 and Ps. 12,292, net of tax, respectively, that are accounted for as “Effect of derivative financial instruments acquired for hedging purposes” in equity.

The maturities of the notional amount of the derivatives are as follows:

Instrument	Notional amount in millions		2018	2019	2020	2021	2022 Thereafter
Assets
Swaps US Dollar-Mexican peso	US$	2,800	—	—	—	—	2,800
Swaps Yen-US Dollar		¥13,000	—	—	—	—	13,000
Forwards US Dollar-Mexican peso	US$	1,744	1,744	—	—	—	—
Forwards US Dollar-Brazilian real	US$	100	100	—		—	—
Swaps Swiss franc-US Dollar	CHF	475	475	—	—	—	—
Swaps Euro-Brazilian real		€450	150	300	—	—	—
Interest rate swap	Ps.	200	—	200	—	—	—
Forwards Euro-Brazilian real		€400	400	—	—	—	—
Forwards US Dollar-Swiss franc	CHF	75	75	—	—	—	—
Forwards Euro-US Dollar		€204	204	—	—	—	—

Liabilities
Swaps US Dollar-Euro	US$	2,092	67	25	—	—	2,000
Swaps Pound sterling-Euro		£740	—	—	—	—	740
Swap Pound sterling-US Dollar		£2,010	—	—	550	—	1,460
Call spread option		€750	750	—	—	—	—
Put option		€374	—	—	—	—	374
Call spread option		€3,000	—	—	3,000	—	—